Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024 [1]	Dec. 31, 2023 [1]
Revenue generated from services:
Total revenue generated from services	$ 5,067,754	$ 340,219,546	$ 386,670,899
Revenue generated from services [Member]
Revenue generated from services:
Total revenue generated from services	5,067,754	90,033,156	107,977,544
Revenue generated from services [Member] | Small and Medium Enterprise financing solutions [Member]
Revenue generated from services:
Total revenue generated from services	3,000,000	84,320,613	101,823,899
Revenue generated from services [Member] | Supply Chain financing solutions [Member]
Revenue generated from services:
Total revenue generated from services		5,712,543	6,153,645
Revenue generated from services [Member] | Information Technology Services [Member]
Revenue generated from services:
Total revenue generated from services	2,067,754
Revenue generated from sales [Member] | Supply chain trading business [Member]
Revenue generated from services:
Total revenue generated from services		$ 250,186,390	$ 278,693,355

[1]	The revenue numbers for the year ended December 31, 2024 and 2023 are included under Net profit from discontinued operations in the Consolidated Statement of Operations and Comprehensive (Loss) Income.